Convertible Secured Notes Payable (Details 2)		6 Months Ended	12 Months Ended
	Sep. 22, 2014	Jun. 30, 2015	Dec. 31, 2014
Annual dividend yield	0.00%
Expected life (years)		4 years 15 days
Risk-free interest rate	1.80%	0.99%
Expected volatility	151.00%	134.00%
Minimum [Member]
Annual dividend yield
Expected life (years)			1 year 3 months
Risk-free interest rate			0.04%
Expected volatility		138.00%	47.00%
Maximum [Member]
Annual dividend yield
Expected life (years)			5 years
Risk-free interest rate			0.96%
Expected volatility		148.00%	151.00%